UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approva
OMB Number 3235-0456
FORM 24f-2
Expires December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response 2

1.Name and address of issuer

Blackstone Alternative Investment
Advisors LLC
345 Park Avenue, 28th Floor
New York, New York 10154

2.The name of each series or class
of securities for which this Form
is filed -If the Form is being filed
for all series
and classes of securities of the
issuer, check the box but do not
list series or classes	X

Fund name

3.Investment Company Act File Number-333-185238

Securities Act File Number-811-22743


4(a).Last day of fiscal year for
which this Form is filed- 03.31.2014

4(b).Check box if this Form is being
filed late i.e., more than 90 calendar
days after the end of the
issuer's fiscal year).

4(c). Check box if this is the last
time the issuer will be filing this Form.

5.Calculation of registration fee

(i)Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f)-$1,237,356,294

(ii)Aggregate price of securities redeemed or repurchased during the fiscal year - $126,715,622

(iii)Aggregate price of securities redeemed orrepurchased during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce registration fees payable to the Commission- $-

(iv) Total available redemption credits
add Items 5(ii) and 5(iii)- $126,715,622

(v)Net Sales- if Item 5(i) is greater
than Item 5(iv) - $1,110,640,672
subtract Item 5(iv) from Item 5(i) -

(vi) Redemption credits available for use
in future years
- if Item 5(i) is less than Item 5(iv)
subtract Item $-
5(iv) from Item 5(i)
(vii) Multiplier for determining
registration fee (See x	0.0001288
Instruction C.9)

(viii)	Registration fee due -multiply
Item 5(v) by Item=$143,050.52
5(vii) (enter 0 if no fee is due)

6.Prepaid Shares

If the response to Item 5(i) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as
in effect before October 11, 1997,
then report the amount of securities
(number of shares or other units)
deducted here -

If there is a number of shares
or other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this form is filed
that are available for use by the
issuer in future fiscal years,
then state that number here -

7.Interest due - if this Form
 is being filed more than 90
days after the end of the
issuer's fiscal year
(see Instruction D)
+	 $-

8. Total amount of the registration
fee due plus any interest due -line 5
(viii) plus line 7
$143,050.52

9. Date the registration fee and
any interest payment was sent to
the Commission's lockbox depository

Method of Delivery
X Wire Transfer

 Mail or other means

SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)
/s/ Arthur Liao
(Principal Financial and
Accounting Officer)
Date-06.26.2014

Please print the name and title
of the signing officer below the
signature.